                                                   -----------------------------
                                                   OMB APPROVAL
                                                   OMB Number: 3235-0570
                                                   Expires: November 30, 2005
                                                   Estimated average burden
                                                   hours per response. . . . 5.0
                                                   -----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3541
                                     --------
                              Asset Management Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)
   230 West Monroe Street, Chicago, IL                                  60606
--------------------------------------------------------------------------------
        (Address of principal executive offices)                     (Zip code)
BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)
Registrant's telephone number, including area code:  312-214-1410
                                                   ----------------

Date of fiscal year end:   October 31, 2003
                        ----------------------

Date of reporting period:   October 31, 2003
                         ----------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

                                   [AMF LOGO]

                             ASSET MANAGEMENT FUND
                             230 West Monroe Street
                               Chicago, IL 60606

                                   [AMF LOGO]
                             ASSET MANAGEMENT FUND

                                  MANAGED BY:
                          SHAY ASSETS MANAGEMENT, INC.

                                 ANNUAL REPORT
                                OCTOBER 31, 2003

                               CHAIRMAN'S MESSAGE

Dear Shareholder:

  The Asset Management Fund (AMF) celebrates its 23rd anniversary this year, and we are pleased to present to shareholders the 2003 Annual Report. With growth in assets under management increasing $1.4 billion, AMF concluded the year at a historical level of $5.7 billion in net assets, marking the third consecutive year of net inflows into the AMF mutual fund portfolios. While this growth attests to the confidence and trust you, our shareholders, have placed in the Trustees, fund management and supporting providers, it also reflects the over-riding importance and value of being invested in actively managed portfolios.

  In our view, on the economic front there were no cataclysmic events, substantial year over year changes in interest rates, or economic statistics that were truly noteworthy. Most of the issues that will likely shape our future continue to simmer on the back burner for now. There was, however, a brief but sizable intra-year bond rally that commenced in late April and carried through mid June. Although the rally was short lived, it was sufficient to spike mortgage prepayments to substantial levels. For owners of mortgages or mortgage related securities the prepayment frenzy was the story of the year. How a security was performing or how it would be expected to perform from a prepayment perspective, was a factor in most of our investment decisions in the AMF portfolios throughout the year.

  Looking forward, the front burner issues are likely to be the usual suspects, that being economic growth, inflation and employment. However, other key indicators may well come into play such as dollar strength or weakness, runaway government spending and the trade deficit.

  The long-term success of the AMF mutual funds can be attributed to our original founding purpose of delivering to our investors strategic, professionally managed products utilizing a disciplined investment approach while emphasizing investments in high quality mortgage-related, government and agency securities. While we have attempted to deliver strong investment performance and superior customer service, we have above all endeavored to serve our shareholders' best interests with the highest ethical standards and will not waiver in that regard.

Sincerely,

   /s/ Rodger D. Shay
Rodger D. Shay
Chairman
Asset Management Fund

  This report has been prepared for the information of the shareholders of the Asset Management Fund and must be preceded or accompanied by a prospectus. It is not to be construed as an offering to sell or buy any shares of the Fund. Such an offering is made only by the prospectus.

--------------------------------------------------------------------------------

                          ASSET MANAGEMENT FUND REVIEW

  ADJUSTABLE RATE MORTGAGE FUND - In Fiscal 2003, we were once again confronted by having to deal with rapid mortgage prepayments. Securities that were bought in 2002 to avoid prepay problems, such as GNMA ARMs, traded to high premiums in 2003. The Fund reduced its holdings of these securities and enlarged its position in lower dollar cost structured ARMs. In addition, the Fund increased its holdings of AAA, non-agency securities in order to further diversify its credit profile. The Fund's total return for the 12 month period ended October 31, 2003 was 1.57%.

  ULTRA SHORT FUND - The front end of the Treasury yield curve steepened dramatically during the year, as the spread between 6 month Treasury Bills and 3 year Treasury Notes widened more than 50 basis points to 121 basis points. During the year, the Fund reduced its holdings of cash and equivalents in favor of short, well-structured Agency and AA floating rate CMOs. The Fund's total return for the 12 month period ended October 31, 2003 was 1.87%.

  SHORT U.S. GOVERNMENT FUND - The Federal Open Market Committee (FOMC) continued its easing campaign into 2003 and cut the Federal Funds rate an additional 75 basis points to 1.00%. During the year, the Fund reduced its holdings of Treasury and Agency debentures in favor of short, well-structured CMOs to preserve NAV and enhance yield. The Fund's total return for the 12 month period ended October 31, 2003 was 1.92%.

  INTERMEDIATE MORTGAGE FUND - The Fund found opportunity in GNMA ARMs and Hybrid ARMs as a way of offsetting higher mortgage prepayments in fixed rate 15 year MBS. Towards the end of the year as refinancing activity receded, the Fund started to find value in short structured CMOs and higher coupon 15 year MBS. The Fund's total return for the 12 month period ended October 31, 2003 was 1.41%.

  US GOVERNMENT MORTGAGE FUND - During the year, the Fund increased its commitment to GNMA ARMs to avoid rapid prepayments across the mortgage sector. As the refinancing boom ended during the fiscal 4th quarter and the prepayment picture became more favorable, the Fund began increasing its exposure to higher coupon 15 year and 30 year fixed rate mortgage passthroughs. The Fund's total return for the 12 month period ended October 31, 2003 was 2.04%.
--------------------------------------------------------------------------------
  Portfolio composition is subject to change.

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. Investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

-------------------------
               INVESTMENT
               COMPARISON

  Comparison of change in
                 value of
   a hypothetical $10,000
 investment for the years
         ended October 31
--------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE FUND
[GRAPH]

                                                                  ADJUSTABLE RATE MORTGAGE
                                                                         (ARM) FUND                 6 MONTH T-BILL BELLWETHERS
                                                                  ------------------------          --------------------------
1993                                                                       10000                              10000
1994                                                                       10204                              10386
1995                                                                       11022                              11047
1996                                                                       11713                              11677
1997                                                                       12492                              12338
1998                                                                       13117                              13060
1999                                                                       13737                              13670
2000                                                                       14648                              14501
2001                                                                       15671                              15389
2002                                                                       16161                              15736
2003                                                                       16415                              15955

                                           This graph compares the performance
                                           of the Adjustable Rate Mortgage (ARM)
                                           Fund to the Lehman 6 Month T-Bill
                                           Bellwethers Index.

                                           -------------------------------------

                                           Adjustable Rate Mortgage (ARM) Fund
                                           Average Annual Return

                                                                              One         Five          Ten
                                                                             Year         Year         Year
                                                                             ------------------------------
                                                                             1.57%        4.59%        5.08%

--------------------------------------------------------------------------------
ULTRA SHORT FUND
[GRAPH]

                                                                      ULTRA SHORT FUND              6 MONTH T-BILL BELLWETHERS
                                                                      ----------------              --------------------------
2001                                                                      10000.00                           10000.00
2002                                                                      10229.00                           10226.00
2003                                                                      10420.30                           10368.10

                                           This graph compares the performance
                                           of the Ultra Short Fund to the Lehman
                                           6 Month T-Bill Bellwethers Index.

                                           -------------------------------------

                                           Ultra Short Fund
                                           Average Annual Return

                                                                              One         Since
                                                                             Year       Inception
                                                                            -------------------
                                                                             1.87%        2.12%
                                                                 The chart represents historical performance of an initial
                                                                 investment of $10,000 in the Ultra Short Fund from November 14,
                                                                 2001 to October 31, 2003.

--------------------------------------------------------------------------------
  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The Lehman 6 Mo. T-Bill Bellwethers Index is an unmanaged index comprised of U.S. Government Treasury Bonds with an average maturity of six months. The Lehman index represents unmanaged groups of bonds that differ from the composition of each AMF Fund. The Lehman index does not include a reduction in return for expenses. Investors cannot invest directly in an index, although they can invest in its underlying securities.

-------------------------
               INVESTMENT
               COMPARISON

  Comparison of change in
                 value of
   a hypothetical $10,000
 investment for the years
         ended October 31
--------------------------------------------------------------------------------
SHORT U.S. GOVERNMENT FUND
[GRAPH]

                                                                 SHORT U.S. GOVERNMENT FUND            LEHMAN 1-3 YR INDEX
                                                                 --------------------------            -------------------
1993                                                                      10000.00                           10000.00
1994                                                                      10095.00                           10115.50
1995                                                                      10997.50                           11008.70
1996                                                                      11546.30                           11667.70
1997                                                                      12243.70                           12423.50
1998                                                                      13110.50                           13375.00
1999                                                                      13439.60                           13771.40
2000                                                                      14215.00                           14615.60
2001                                                                      15588.20                           16248.90
2002                                                                      16208.60                           17072.00
2003                                                                      16519.80                           17435.20

                                           This graph compares the performance
                                           of the Short U.S. Government Fund to
                                           the Lehman Short Government 1-3 Year
                                           Index.

                                           -------------------------------------

                                           Short U.S. Government Fund
                                           Average Annual Return

                                                                              One         Five          Ten
                                                                             Year         Year         Year
                                                                             ------------------------------
                                                                             1.92%        4.73%        5.15%

--------------------------------------------------------------------------------
INTERMEDIATE MORTGAGE FUND
[GRAPH]

                                                                 INTERMEDIATE MORTGAGE FUND           LEHMAN MORTGAGE INDEX
                                                                 --------------------------           ---------------------
1993                                                                        10000                             10000
1994                                                                         9880                              9851
1995                                                                      10930.2                             11291
1996                                                                      11458.2                             12072
1997                                                                      12363.4                             13173
1998                                                                      13252.3                             14134
1999                                                                      13559.8                             14557
2000                                                                      14437.1                             15661
2001                                                                      16110.3                             17709
2002                                                                      16755.7                             18825
2003                                                                      17012.2                             19340

                                           This graph compares the performance
                                           of the Intermediate Mortgage Fund to
                                           the Lehman Mortgage Index.

                                           -------------------------------------

                                           Intermediate Mortgage Fund
                                           Average Annual Return

                                                                              One         Five          Ten
                                                                             Year         Year         Year
                                                                             ------------------------------
                                                                             1.41%        5.12%        5.46%

--------------------------------------------------------------------------------
  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The Lehman Short Government 1-3 Year Index is an unmanaged index generally representative of government and investment-grade corporate securities with maturities of one to three years. The Lehman Mortgage Index is an unmanaged market index representing fixed rate mortgages issued by FHLMC. Lehman indices represent unmanaged groups of bonds that differ from the composition of each AMF Fund. The Lehman indices do not include a reduction in return for expenses. Investors cannot invest directly in an index, although they can invest in its underlying securities.

-------------------------
               INVESTMENT
               COMPARISON

  Comparison of change in
                 value of
   a hypothetical $10,000
 investment for the years
         ended October 31
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE FUND
[GRAPH]

                                                                US GOVERNMENT MORTGAGE FUND           LEHMAN MORTGAGE INDEX
                                                                ---------------------------           ---------------------
1993                                                                      10000.00                           10000.00
1994                                                                       9816.00                            9851.00
1995                                                                      11030.20                           11291.00
1996                                                                      11652.30                           12072.00
1997                                                                      12684.70                           13173.00
1998                                                                      13646.20                           14134.00
1999                                                                      13868.70                           14557.00
2000                                                                      14825.60                           15661.00
2001                                                                      16603.20                           17709.00
2002                                                                      17357.00                           18825.00
2003                                                                      17711.10                           19340.00

                                           This graph compares the performance
                                           of the U.S. Government Mortgage Fund
                                           to the Lehman Mortgage Index.

                                           -------------------------------------

                                           U.S. Government Mortgage Fund
                                           Average Annual Return

                                                                              One         Five          Ten
                                                                             Year         Year         Year
                                                                             ------------------------------
                                                                             2.04%        5.35%        5.88%

--------------------------------------------------------------------------------
  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The Lehman Mortgage Index is an unmanaged market index representing fixed rate mortgages issued by FHLMC. The Lehman index represents unmanaged groups of bonds that differ from the composition of each AMF Fund. The Lehman index does not include a reduction in return for expenses. Investors cannot invest directly in an index, although they can invest in its underlying securities.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
MONEY MARKET FUND
STATEMENT OF NET ASSETS
OCTOBER 31, 2003

--------------------------------------------------------------------------------

                                                    PERCENTAGE
                                                      OF NET
                                                      ASSETS     MATURITY       PAR          VALUE
-----------------------------------------------------------------------------------------------------
AGENCY OBLIGATIONS................................     81.4%
     Fannie Mae -- Discount Note
       1.01%                                                     12/17/03   $10,000,000   $ 9,987,094
       1.06%                                                      1/22/04    10,000,000     9,975,856
                                                                                          -----------
                                                                                           19,962,950
                                                                                          -----------
     Federal Home Loan Bank -- Discount Note
       0.92%                                                      11/3/03    21,000,000    20,998,926
                                                                                          -----------
     Federal Home Loan Mortgage -- Discount Note
       1.04%                                                     11/19/03    11,370,000    11,364,088
                                                                                          -----------
  TOTAL AGENCY OBLIGATIONS
     (Cost $52,325,964)                                                                    52,325,964
REPURCHASE AGREEMENTS.............................     18.7%
  Citigroup, 1.01% (Agreement dated 10/31/03 to be
     repurchased at $11,988,009 on 11/03/03.
     Collateralized by various U.S. Government
     Agency Securities with a value of
     $12,297,267.)                                                           11,987,000    11,987,000
                                                                                          -----------
  TOTAL REPURCHASE AGREEMENTS
     (Cost $11,987,000)                                                                    11,987,000
                                                                                          -----------
TOTAL INVESTMENTS IN SECURITIES...................    100.1%                               64,312,964
  (Cost $64,312,964) (a)
LIABILITIES IN EXCESS OF OTHER ASSETS.............     (0.1%)                                 (50,972)
                                                                                          -----------
Net Assets applicable to 64,273,535 Shares of
  Common Stock issued and outstanding.............    100.0%                              $64,261,992
                                                                                          ===========
Net Asset Value, Class I, offering and Redemption
  price per share ($40,736,581 / 40,747,839)                                                    $1.00
                                                                                          ===========
Net Asset Value, Class D, offering and redemption
  price per share ($23,525,411 / 23,525,696)                                                    $1.00
                                                                                          ===========

--------------------------------------------------------------------------------
(a) Cost for federal income tax purposes is the same.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) FUND
STATEMENT OF NET ASSETS
OCTOBER 31, 2003

--------------------------------------------------------------------------------

                                                PERCENTAGE
                                                  OF NET
                                                  ASSETS      MATURITY        PAR             VALUE
--------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-
  RELATED SECURITIES*.......................       76.2%
  1 Yr. Constant Maturity Treasury Based
     ARMS
     Bear Stearns Companies, Inc.
       4.11%                                                   3/25/31    $ 19,317,201    $   19,606,959
       4.24%                                                  12/25/40       4,006,556         4,036,605
     Fannie Mae
       3.90%                                                    7/1/28      19,389,007        20,231,217
       3.78%                                                    1/1/29      20,067,460        20,794,905
       3.58%                                                    8/1/29      16,864,978        17,465,793
       5.40%                                                    3/1/30      17,537,773        18,288,609
       3.77%                                                    6/1/30      17,442,405        18,129,200
       3.74%                                                    9/1/30      10,127,462        10,507,242
       3.67%                                                    5/1/33      30,331,448        31,241,391
       4.13%                                                    6/1/33      77,400,125        79,988,191
       5.23%                                                   5/25/42      45,916,373        47,738,679
     Fannie Mae Grantor Trust
       4.93%                                                   5/25/42      24,312,933        25,407,015
     Fannie Mae Whole Loan
       4.62%                                                   8/25/42      20,535,815        21,504,848
     Fifth Third Mortgage Loan Trust
       3.85%                                                  11/19/32      41,529,049        42,022,207
     Freddie Mac
       5.09%                                                   10/1/22       7,111,975         7,387,564
       5.50%                                                    8/1/24      12,442,045        12,893,070
       3.79%                                                    9/1/27       8,408,157         8,710,325
       3.71%                                                   12/1/27      12,848,573        13,338,425
       3.80%                                                   12/1/27      11,743,054        12,176,079
       3.74%                                                    9/1/28      62,332,180        64,552,764
       3.69%                                                    9/1/30       9,194,622         9,548,040
       3.71%                                                    7/1/31      44,781,849        46,419,185

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2003

--------------------------------------------------------------------------------

                                                PERCENTAGE
                                                  OF NET
                                                  ASSETS      MATURITY        PAR             VALUE
--------------------------------------------------------------------------------------------------------
     Government National Mortgage
       Association II
       5.63%                                                  10/20/25    $  4,892,557    $    5,030,424
       5.63%                                                  10/20/26       8,137,043         8,339,191
       4.38%                                                   4/20/27       8,652,518         8,792,749
       4.38%                                                   4/20/27      13,535,792        13,755,274
       4.75%                                                   8/20/27      16,908,956        17,373,411
       5.63%                                                  10/20/27       6,195,911         6,343,182
       4.50%                                                   3/20/32      18,983,890        19,219,082
       4.50%                                                   4/20/32      13,313,725        13,530,846
       4.00%                                                   5/20/32      17,981,070        18,139,564
       4.00%                                                   6/20/32      30,280,755        30,547,725
       4.00%                                                   7/20/32      19,761,927        20,016,787
       4.00%                                                   2/20/33      42,001,858        42,197,272
       4.50%                                                   2/20/33      26,100,836        26,424,982
       4.00%                                                   5/20/33      15,450,230        15,586,911
       4.00%                                                   6/20/33      22,431,040        22,629,364
     Structured Asset Mortgage Investments
       4.31%                                                   3/25/32      20,882,392        21,273,937
                                                                                          --------------
                                                                                             841,189,014
                                                                                          --------------
  6 Mo. Certificate of Deposit Based ARMS
     Fannie Mae
       2.36%                                                    6/1/21       8,922,951         9,034,488
       2.83%                                                   12/1/24      12,753,579        13,056,476
     Freddie Mac
       3.28%                                                    1/1/26       4,084,735         4,203,447
                                                                                          --------------
                                                                                              26,294,411
                                                                                          --------------
  6 Mo. London Interbank Offering Rate
     (LIBOR) Based ARMS
     Bear Stearns Companies, Inc.
       4.67%                                                   3/25/31       4,463,174         4,549,648
     Donaldson Lufkin & Jenrette Securities
       Corp.
       3.35%                                                   7/25/22       2,461,023         2,467,176
       4.53%                                                   4/25/24         539,799           540,473

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2003

--------------------------------------------------------------------------------

                                                PERCENTAGE
                                                  OF NET
                                                  ASSETS      MATURITY        PAR             VALUE
--------------------------------------------------------------------------------------------------------
     Fannie Mae
       2.41%                                                    9/1/27    $ 63,434,069    $   65,039,744
       2.50%                                                   12/1/27      32,735,740        33,523,444
       2.50%                                                    3/1/28      67,716,019        69,366,597
       2.50%                                                    3/1/28      76,254,801        78,256,489
       2.59%                                                    4/1/28      23,082,125        23,774,589
       2.52% TBA                                                6/1/28      21,992,618        22,501,197
       2.54% TBA                                                6/1/28      17,934,580        18,416,572
       2.58%                                                    6/1/28      43,034,946        44,191,510
       2.89%                                                    6/1/28       6,629,475         6,865,650
       2.59%                                                    7/1/28      14,580,073        14,981,025
       2.47%                                                    8/1/28      21,061,289        21,607,566
       2.42%                                                    9/1/28      13,027,727        13,361,563
       2.89%                                                    9/1/28       4,196,666         4,333,057
       2.59%                                                   11/1/32      12,730,184        13,104,133
       2.63%                                                   12/1/32      10,077,729        10,389,509
       2.66%                                                    3/1/33      23,273,382        24,058,859
       2.36%                                                    7/1/33       1,429,452         1,459,381
       2.64%                                                    7/1/33       4,888,101         5,042,382
       2.59%                                                    8/1/33       1,479,795         1,517,252
       2.45%                                                    9/1/33      29,780,463        30,506,362
       2.49%                                                    9/1/33      18,237,683        18,630,933
       2.47%                                                   10/1/33       6,410,246         6,558,483
       2.67%                                                   10/1/33       4,175,850         4,289,381
     Freddie Mac
       3.68%                                                    9/1/30      20,208,537        20,713,750
     MLCC Mortgage Investors, Inc.
       2.90%                                                  10/25/33      99,698,476       102,938,676
     Structured Asset Mortgage Investments
       2.67%                                                   7/19/32      37,259,007        38,167,195
       3.03%                                                   8/19/33      89,506,689        91,744,356
       3.12%                                                  10/19/33      80,031,644        82,032,435
       3.16%                                                   3/19/34      46,303,800        47,692,914

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2003

--------------------------------------------------------------------------------

                                                PERCENTAGE
                                                  OF NET
                                                  ASSETS      MATURITY        PAR             VALUE
--------------------------------------------------------------------------------------------------------
     Structured Asset Securities Corp.
       2.64%                                                   5/25/32    $ 46,030,545    $   46,620,312
       3.75%                                                  11/25/32      50,336,703        51,988,376
       3.70%                                                  12/25/32      41,068,612        42,441,843
       3.55%                                                   2/25/33      79,641,875        82,528,893
       3.73%                                                   3/25/33      50,577,655        52,411,095
       3.65%                                                   5/25/33      98,519,311       102,244,572
       3.77%                                                   9/25/33     111,024,730       115,049,378
       4.02%                                                  11/25/33      50,000,000        51,750,000
                                                                                          --------------
                                                                                           1,467,656,770
                                                                                          --------------
  6 Mo. Treasury Bill Based ARMS
     Citicorp
       3.74%                                                  11/25/22      11,325,472        11,343,168
                                                                                          --------------
  Cost of Funds Index Based ARMS
     Fannie Mae
       3.24%                                                    1/1/18      16,044,957        16,240,505
       3.21%                                                    1/1/29       9,240,341         9,352,958
       3.36%                                                    6/1/32       9,920,993        10,041,905
       3.36%                                                   11/1/32      23,043,826        23,288,666
       3.27%                                                    8/1/33      48,191,686        48,643,483
       3.28%                                                   11/1/36      65,042,407        65,692,831
       3.21%                                                    6/1/38      42,567,477        42,939,942
     Washington Mutual
       3.27%                                                  11/25/42      45,305,889        45,730,632
                                                                                          --------------
                                                                                             261,930,922
                                                                                          --------------
  HYBRID ARMS
     Bank of America Mortgage Securities
       7.01%                                                   6/20/31      17,078,946        17,527,268
       6.68%                                                   7/20/32      18,845,363        19,310,608
     Credit Suisse First Boston
       6.64%                                                  11/25/31      17,114,175        17,520,636
       5.86%                                                   6/25/32      17,552,893        17,903,951
     Fannie Mae
       5.10%                                                    6/1/32       8,055,433         8,370,098
     GSR Mortgage Loan Trust
       4.77%                                                  10/25/33      49,565,000        50,323,964

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2003

--------------------------------------------------------------------------------

                                                PERCENTAGE
                                                  OF NET
                                                  ASSETS      MATURITY        PAR             VALUE
--------------------------------------------------------------------------------------------------------
     Master Adjustable Rate Mortgage
       5.56%                                                  10/25/32    $ 38,332,211    $   38,907,194
     Merrill Lynch Mortgage Investors
       5.31%                                                   6/25/23      10,287,756        10,377,774
     Salomon Brothers Mortgage Securities
       VII
       5.83%                                                   9/25/32      23,083,376        23,436,840
     Structured Asset Securities Corp.
       2.01%                                                   3/25/33       1,450,192         1,450,192
       1.75%                                                   4/25/33       8,798,192         8,798,192
       4.23%                                                   9/25/33      97,263,641        98,418,646
       4.75%                                                  10/25/33      38,788,714        39,419,031
     Washington Mutual
       4.82%                                                  10/25/32     109,934,411       111,892,617
     Wells Fargo Mortgage Backed Securities
       Trust
       4.64%                                                  10/25/33      73,052,706        74,057,181
       4.52%                                                  11/25/33      75,522,000        76,536,827
       4.64%                                                  10/25/33      31,590,164        31,994,913
                                                                                          --------------
                                                                                             646,245,932
                                                                                          --------------
  MONTHLY London Interbank Offering Rate
     (LIBOR) Collateralized Mortgage
     Obligation
     ABN AMRO Mortgage Corp.
       1.57%                                                  10/25/32       7,350,221         7,344,479
     Fannie Mae
       1.52%                                                   4/18/28       3,466,336         3,477,389
       2.37%                                                    6/1/28       9,021,817         9,278,374
       2.41% TBA                                                9/1/28      25,365,153        26,134,035
       2.45%                                                    9/1/28       4,043,363         4,170,981
       1.42%                                                  12/18/28       9,729,503         9,749,373
       1.37%                                                   8/25/31       7,979,833         7,992,144
       1.52%                                                   9/18/31      22,236,982        22,306,410
       2.60%                                                    2/1/33      37,629,283        39,110,938
       2.41%                                                    5/1/33      13,984,539        14,434,666
       2.41%                                                    7/1/33       6,173,457         6,364,448
       2.42%                                                    9/1/33      18,817,600        19,393,889

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2003

--------------------------------------------------------------------------------

                                                PERCENTAGE
                                                  OF NET
                                                  ASSETS      MATURITY        PAR             VALUE
--------------------------------------------------------------------------------------------------------
     GSR Mortgage Loan Trust
       1.77%                                                  12/25/31    $ 10,346,046    $   10,358,978
       1.47%                                                   3/25/32      20,944,023        20,891,663
       1.82%                                                   7/25/32       8,901,977         8,924,037
     Master Asset Securitization Trust
       1.52%                                                   9/25/32       4,478,440         4,473,876
       1.57%                                                  12/25/32      16,304,778        16,309,873
     MLCC Mortgage Investors, Inc.
       1.50%                                                   9/15/21      10,152,960        10,171,997
     Residential Accredit Loans, Inc.,
       1.47%                                                   1/25/32       7,453,964         7,446,517
                                                                                          --------------
                                                                                             248,334,067
                                                                                          --------------
  TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
     SECURITIES*
     (Cost $3,487,685,130)                                                                 3,502,994,284
FIXED RATE MORTGAGE-RELATED SECURITIES......       16.2%
  Collateralized Mortgage Obligations
     Bank of America Mortgage Securities
       4.25%                                                   8/25/33      69,297,409        70,411,094
     Fannie Mae
       3.00%                                                  11/25/15      23,726,829        23,960,626
       1.62%                                                   3/25/32      82,098,517        81,688,025
       2.10%                                                   8/28/32      26,632,937        26,657,905
       3.25%                                                   6/25/33      30,089,518        30,324,592
       2.05%                                                  10/25/42      23,946,212        23,953,696
       2.23%                                                   9/25/42      44,909,960        44,994,166
     Freddie Mac
       2.50%                                                  12/15/08      39,214,000        39,409,003
       3.00%                                                   3/15/10      39,085,000        39,549,603
       5.00%                                                   3/15/11      28,996,877        29,758,045
       2.75%                                                   2/15/16      46,776,897        47,132,270
       3.50%                                                   7/15/18      27,530,876        27,969,649
       4.00%                                                   7/15/18      36,813,116        37,679,954
       3.25%                                                   7/15/20      35,000,000        35,336,676
     Residential Asset Securities Corp.
       3.75%                                                   8/25/17       9,789,058         9,863,445
       4.25%                                                  11/25/33      45,980,344        46,727,524

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2003

--------------------------------------------------------------------------------

                                                PERCENTAGE
                                                  OF NET
                                                  ASSETS      MATURITY        PAR             VALUE
--------------------------------------------------------------------------------------------------------
     Structured Asset Securities Corp.
       3.25%                                                   8/25/32    $ 34,105,450    $   34,016,496
       2.50%                                                   9/25/33      71,559,951        71,924,993
     Wells Fargo Mortgage Backed Securities
       Trust
       5.00%                                                   2/25/33      23,292,096        23,360,686
                                                                                          --------------
  TOTAL FIXED RATE MORTGAGE-RELATED
     SECURITIES
     (Cost $745,454,957)                                                                     744,718,448
                                                                                          --------------
U.S. TREASURY OBLIGATIONS...................        0.2%
  U.S. Treasury Notes
       2.38%                                                   8/15/06      10,000,000        10,031,250
                                                                                          --------------
  TOTAL U.S. TREASURY OBLIGATIONS
     (Cost $10,019,023)                                                                       10,031,250
                                                                                          --------------
REPURCHASE AGREEMENTS.......................        8.7%
  Bear Stearns*, 1.07%, (Agreement dated
     10/14/03 with open maturity.
     Collateralized by various Adjustable
     Rate Mortgage U.S. Government Agency
     Securities with a value of
     $257,741,473.)                                                        250,000,000       250,000,000
  Citigroup, 1.01%, (Agreement dated
     10/31/03 to be repurchased at
     $148,478,496 on 11/03/03.
     Collateralized by various Adjustable
     Rate Mortgage U.S. Government Agency
     Securities with a value of
     $151,476,595.)                                                        148,466,000       148,466,000
                                                                                          --------------
  TOTAL REPURCHASE AGREEMENTS
     (Cost $398,466,000)                                                                     398,466,000
                                                                                          --------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $4,641,625,110) (a).................      101.3%                                   4,656,209,982
LIABILITIES IN EXCESS OF OTHER ASSETS.......       (1.3%)                                    (59,271,080)
                                                                                          --------------
Net Assets applicable to 465,065,263 Shares
  of Common Stock issued and outstanding....      100.0%                                  $4,596,938,902
                                                                                          ==============
Net Asset Value, offering and redemption
  price per share ($4,596,938,902 /
  465,065,263)                                                                                     $9.88
                                                                                          ==============

--------------------------------------------------------------------------------
 *  The rates presented are the rates in effect at October 31, 2003.

(a) Cost for federal income tax purposes is the same.

See notes to financial statements.

TBA -- To be Announced/when-issued securities

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT FUND
STATEMENT OF NET ASSETS
OCTOBER 31, 2003

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET
                                                     ASSETS      MATURITY        PAR           VALUE
--------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*...       66.5%
  1 Yr. Constant Maturity Treasury Based ARMS
     Fannie Mae
       3.68%                                                      10/1/26    $ 3,572,434    $  3,710,866
       3.50%                                                      10/1/28      3,438,914       3,549,604
       3.64%                                                       8/1/31      8,281,110       8,614,942
     First Republic Mortgage Loan Trust,
       3.20%                                                     10/15/30     17,139,649      17,471,728
     Freddie Mac
       3.59%                                                      11/1/28      4,315,246       4,462,234
       4.33%                                                       1/1/29      8,275,264       8,606,275
       3.57%                                                       9/1/30      3,373,947       3,477,274
     Government National Mortgage Association
       II
       5.63%                                                     10/20/25      6,276,862       6,453,687
       4.00%                                                      4/20/32      5,575,539       5,624,685
       4.00%                                                      8/20/32      6,921,028       7,010,306
                                                                                            ------------
                                                                                              68,981,601
                                                                                            ------------
  6 Mo. Certificate of Deposit Based ARMS
     Fannie Mae
       2.38%                                                       4/1/20      8,802,799       8,910,084
       2.45%                                                       7/1/24      3,883,357       3,935,539
                                                                                            ------------
                                                                                              12,845,623
                                                                                            ------------
  6 Mo. London Interbank Offering Rate (LIBOR)
     Based ARMS
     Fannie Mae
       2.54%                                                      12/1/26     11,649,267      11,940,499
       2.59%                                                       7/1/28      8,003,324       8,223,415
       3.36%                                                       6/1/32      3,053,009       3,133,151
       2.47%                                                       9/1/32     11,750,570      12,081,055
     Structured Asset Securities Corp.
       2.64%                                                      5/25/32      5,076,898       5,141,946
       3.75%                                                     11/25/32      8,023,831       8,287,113
       3.80%                                                     11/25/32      8,023,831       8,287,113
                                                                                            ------------
                                                                                              57,094,292
                                                                                            ------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2003

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET
                                                     ASSETS      MATURITY        PAR           VALUE
--------------------------------------------------------------------------------------------------------
  Cost of Funds Index Based ARMS
     Regal Trust
       3.60%                                                      9/29/31    $ 3,708,842    $  3,662,482
     Ryland Mortgage Securities Corp.
       4.15%                                                     10/25/23      2,849,931       2,849,931
                                                                                            ------------
                                                                                               6,512,413
                                                                                            ------------
  HYBRID ARMS
     Bank of America Mortgage Securities
       6.68%                                                      7/20/32      2,164,790       2,218,233
     GSR Mortgage Loan Trust
       4.77%                                                     10/25/33     10,000,000      10,153,125
                                                                                            ------------
                                                                                              12,371,358
                                                                                            ------------
  MONTHLY London Interbank Offering Rate
     (LIBOR) Collateralized Mortgage
     Obligations
     Structured Asset Securities Corp.
       2.37%                                                      3/25/33      4,254,840       4,238,885
       2.47%                                                      5/25/33      5,021,371       5,024,509
                                                                                            ------------
                                                                                               9,263,394
                                                                                            ------------
  TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
     SECURITIES*
     (Cost $165,909,951)                                                                     167,068,681
CORPORATE NOTES................................        9.1%
     CIT Group, Inc.
       7.50%                                                     11/14/03      5,500,000       5,513,609
     GE Corp.
       7.00%                                                      6/12/06      3,500,000       3,877,482
     Household Netherlands BV
       6.20%                                                      12/1/03      6,500,000       6,526,620
     VZ GTE
       6.54%                                                      12/1/05      6,550,000       7,096,806
                                                                                            ------------
  TOTAL CORPORATE NOTES
     (Cost $23,060,065)                                                                       23,014,517

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2003

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET
                                                     ASSETS      MATURITY        PAR           VALUE
--------------------------------------------------------------------------------------------------------
FIXED RATE MORTGAGE-RELATED SECURITIES.........       20.4%
  Collateralized Mortgage Obligations
     Fannie Mae
       2.23%                                                      9/25/42    $ 9,623,563    $  9,641,607
     Freddie Mac
       4.00%                                                      2/15/10      9,705,000       9,956,723
       4.00%                                                      3/15/14      8,267,540       8,448,947
     GSR Mortgage Loan Trust
       4.50%                                                      4/25/33     14,875,229      14,845,833
     Residential Accredit Loans, Inc.
       3.75%                                                      5/25/33      8,373,640       8,457,225
                                                                                            ------------
  TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
     (Cost $51,238,844)                                                                       51,350,335
REPURCHASE AGREEMENTS..........................        3.5%
  Citigroup, 1.01%, (Agreement dated 10/31/03
     to be repurchased at $8,921,751 on
     11/03/03. Collateralized by various U.S.
     Government Agency Securities with a value
     of $9,190,242.)                                                           8,921,000       8,921,000
                                                                                            ------------
  TOTAL REPURCHASE AGREEMENTS
     (Cost $8,921,000)                                                                         8,921,000
                                                                                            ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $249,129,860)(a).......................       99.5%                                  250,354,533
OTHER ASSETS IN EXCESS OF LIABILITIES..........        0.5%                                    1,313,516
                                                                                            ------------
Net Assets applicable to 25,363,254 Shares of
  Common Stock issued and outstanding..........      100.0%                                 $251,668,049
                                                                                            ============
Net Asset Value, offering and redemption price
  per share ($251,668,049 / 25,363,254)                                                            $9.92
                                                                                            ============

--------------------------------------------------------------------------------
 *  The rates presented are the rates in effect at October 31, 2003.

(a) Cost for federal income tax purposes is the same.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND
STATEMENT OF NET ASSETS
OCTOBER 31, 2003

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET
                                                     ASSETS      MATURITY        PAR           VALUE
--------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*...       19.8%
  1 Yr. Constant Maturity Treasury Based ARMS..
     Fannie Mae
       5.24%                                                      11/1/29    $ 2,858,301    $  2,977,992
       5.40%                                                       3/1/30      2,402,544       2,505,403
     Freddie Mac
       3.86%                                                       5/1/18      2,315,066       2,396,817
       3.28%                                                       9/1/32      2,618,946       2,694,241
     Government National Mortgage Association
       II
       5.63%                                                     12/20/23      4,500,761       4,625,945
       4.75%                                                      7/20/27      1,238,322       1,272,339
       5.63%                                                     12/20/27      2,365,680       2,421,920
       4.50%                                                     12/20/32      4,006,574       4,039,880
       4.50%                                                      1/20/33      3,410,708       3,453,062
       4.50%                                                      3/20/33      9,216,492       9,330,970
                                                                                            ------------
                                                                                              35,718,569
                                                                                            ------------
  HYBRID ARMS
     Fannie Mae
       4.07%                                                       6/1/33      5,196,291       5,303,464
       3.93%                                                       8/1/33      4,877,491       4,965,896
                                                                                            ------------
                                                                                              10,269,360
                                                                                            ------------
  TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
     SECURITIES* (Cost $45,730,224)                                                           45,987,929
AGENCY OBLIGATIONS.............................        7.5%
     Freddie Mac
       3.88%                                                      2/15/05     11,000,000      11,313,774
       2.88%                                                      9/15/05      6,000,000       6,094,688
                                                                                            ------------
  TOTAL AGENCY OBLIGATIONS (Cost $17,145,042)                                                 17,408,462

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2003

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET
                                                     ASSETS      MATURITY        PAR           VALUE
--------------------------------------------------------------------------------------------------------
FIXED RATE MORTGAGE-RELATED SECURITIES.........       48.2%
  15 Yr. Securities
     Freddie Mac
       8.50%                                                      8/17/07    $ 1,861,233    $  1,961,164
       8.00%                                                     12/17/15      2,994,022       3,217,754
                                                                                            ------------
                                                                                               5,178,918
                                                                                            ------------
  BALLOONS
     Freddie Mac
       4.50%                                                       2/1/08      4,032,179       4,124,793
       6.50%                                                       7/1/08        913,251         940,149
                                                                                            ------------
                                                                                               5,064,942
                                                                                            ------------
  Collateralized Mortgage Obligations
     Fannie Mae
       3.50%                                                      2/25/09     10,000,000      10,178,125
       3.50%                                                      6/25/10      9,602,282       9,750,180
       1.62%                                                      3/25/32      8,023,702       7,983,583
       2.23%                                                      9/25/42      9,623,563       9,641,607
     Freddie Mac
       7.00%                                                     12/15/06        801,143         802,591
       4.00%                                                      2/15/10     14,000,000      14,363,125
       4.00%                                                      3/15/14      9,822,430      10,037,955
       4.00%                                                     10/15/16     10,000,000      10,265,235
       3.50%                                                      7/15/18     10,000,000      10,146,875
       4.00%                                                      7/15/18     18,406,558      18,839,977
                                                                                            ------------
                                                                                             102,009,253
                                                                                            ------------
  TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
     (Cost $111,960,224)                                                                     112,253,113

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2003

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET
                                                     ASSETS      MATURITY        PAR           VALUE
--------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS......................       18.6%
  U.S. Treasury Notes
       5.88%                                                     11/15/04    $ 5,000,000    $  5,235,156
       5.75%                                                     11/15/05      8,000,000       8,620,000
       4.63%                                                      5/15/06      3,000,000       3,183,750
       3.50%                                                     11/15/06      4,000,000       4,128,125
       3.25%                                                      8/15/07      5,000,000       5,085,938
       3.00%                                                     11/15/07     10,000,000      10,049,999
       2.63%                                                      5/15/08      7,000,000       6,862,188
                                                                                            ------------
  TOTAL U.S. TREASURY OBLIGATIONS (Cost
     $42,311,685)                                                                             43,165,156
REPURCHASE AGREEMENTS..........................        1.9%
  Citigroup, 1.01%, (Agreement dated 10/31/03
     to be repurchased at $4,431,373 on
     11/03/03. Collateralized by various U.S.
     Government Agency Securities with a value
     of $4,564,731.)                                                           4,431,000       4,431,000
                                                                                            ------------
  TOTAL REPURCHASE AGREEMENTS (Cost $4,431,000)                                                4,431,000
                                                                                            ------------
TOTAL INVESTMENTS IN SECURITIES (Cost
  $221,578,175) (a)............................       96.0%                                  223,245,660
OTHER ASSETS IN EXCESS OF LIABILITIES..........        4.0%                                    9,359,548
                                                                                            ------------
Net Assets applicable to 21,782,871 Shares of
  Common Stock issued and outstanding..........      100.0%                                 $232,605,208
                                                                                            ============
Net Asset Value, offering and redemption price
  per share ($232,605,208 / 21,782,871)                                                           $10.68
                                                                                            ============

--------------------------------------------------------------------------------
 *  The rates presented are the rates in effect at October 31, 2003.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $45,645. Cost for federal income tax purposes differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation                                     $2,161,893
Unrealized depreciation                                       (540,053)
                                                            ----------
Net unrealized appreciation                                 $1,621,840
                                                            ==========

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND
STATEMENT OF NET ASSETS
OCTOBER 31, 2003

--------------------------------------------------------------------------------

                                                  PERCENTAGE
                                                    OF NET
                                                    ASSETS     MATURITY       PAR           VALUE
-----------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*....     22.4%
  1 Yr. Constant Maturity Treasury Based ARMS...
     Government National Mortgage Association II
       3.50%                                                    2/20/33   $ 23,776,379   $ 23,888,722
       3.50%                                                    5/20/33     19,013,653     19,121,024
                                                                                         ------------
                                                                                           43,009,746
                                                                                         ------------
  HYBRID ARMS
     Fannie Mae
       3.95%                                                     3/1/33      8,923,772      9,099,459
       4.22%                                                     9/1/33     25,390,658     25,969,882
                                                                                         ------------
                                                                                           35,069,341
                                                                                         ------------
  TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
     SECURITIES*
     (Cost $78,583,400)                                                                    78,079,087
AGENCY OBLIGATIONS..............................      3.9%
     Freddie Mac
       3.88%                                                    2/15/05     11,000,000     11,313,774
       5.75%                                                    3/15/09      2,000,000      2,190,808
                                                                                         ------------
  TOTAL AGENCY OBLIGATIONS
     (Cost $12,986,348)                                                                    13,504,582
FIXED RATE MORTGAGE-RELATED SECURITIES..........     52.2%
  15 Yr. Securities
     Fannie Mae
       7.00%                                                     3/1/15      3,117,678      3,319,231
       7.00%                                                     3/1/15      1,677,093      1,785,514
       7.00%                                                     3/1/15      1,753,213      1,866,556
       7.50%                                                    11/1/15      2,383,676      2,551,651
       6.50%                                                     1/1/16      2,627,934      2,771,033
       6.50%                                                     2/1/17      3,392,001      3,576,706
       6.50%                                                     6/1/17      3,274,110      3,455,669
       6.00%                                                     7/1/17      4,822,026      5,027,866
       6.00%                                                     7/1/17      2,856,946      2,978,902
       5.50%                                                     9/1/17      7,283,170      7,515,947
       5.50%                                                    10/1/17      3,647,371      3,763,944
       5.00%                                                    11/1/17     13,137,182     13,359,898
       4.50%                                                     5/1/18     14,943,169     14,939,084
       4.50%                                                     9/1/18     14,925,970     14,921,890

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2003

--------------------------------------------------------------------------------

                                                  PERCENTAGE
                                                    OF NET
                                                    ASSETS     MATURITY       PAR           VALUE
-----------------------------------------------------------------------------------------------------
     Freddie Mac
       7.50%                                                     1/1/10   $  1,805,279   $  1,927,981
       6.00%                                                     6/1/17      6,093,170      6,349,464
     Government National Mortgage Association
       6.00%                                                    1/15/14      2,003,973      2,102,919
                                                                                         ------------
                                                                                           92,214,255
                                                                                         ------------
  Collateralized Mortgage Obligations
     Fannie Mae
       3.50%                                                    2/25/09     10,593,000     10,781,688
       3.50%                                                    6/25/10     19,204,563     19,500,359
     Freddie Mac
       3.50%                                                    4/15/09     16,871,739     17,228,578
       4.00%                                                    2/15/10     13,000,000     13,337,188
       4.00%                                                    3/15/14      9,822,430     10,037,955
       4.00%                                                   10/15/16     10,604,957     10,886,238
       3.50%                                                    7/15/18      7,528,600      7,639,176
                                                                                         ------------
                                                                                           89,411,182
                                                                                         ------------
  TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
     (Cost $180,057,084)                                                                  181,625,437
U.S. TREASURY OBLIGATIONS.......................      8.9%
  U.S. Treasury Notes
       2.13%                                                   10/31/04      4,000,000      4,034,375
       5.75%                                                   11/15/05      5,000,000      5,387,500
       4.63%                                                    5/15/06      7,000,000      7,428,750
       3.00%                                                   11/15/07     14,000,000     14,070,000
                                                                                         ------------
  TOTAL U.S. TREASURY OBLIGATIONS
     (Cost $30,269,338)                                                                    30,920,625
REPURCHASE AGREEMENTS...........................     12.4%
  Citigroup, 1.01%, (Agreement dated 10/31/03 to
     be repurchased at $43,195,635 on 11/03/03.
     Collateralized by various Adjustable Rate
     Mortgage U.S. Government Agency Securities
     with a value of $44,632,431.)                                          43,192,000     43,192,000
                                                                                         ------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2003

--------------------------------------------------------------------------------

                                                  PERCENTAGE
                                                    OF NET
                                                    ASSETS     MATURITY       PAR           VALUE
-----------------------------------------------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENTS
     (Cost $43,192,000)                                                                  $ 43,192,000
                                                                                         ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $345,088,170) (a).......................     99.8%                                347,321,731
OTHER ASSETS IN EXCESS OF LIABILITIES...........      0.2%                                    535,934
                                                                                         ------------
Net Assets applicable to 36,145,665 Shares of
  Common Stock issued and outstanding...........    100.0%                               $347,857,665
                                                                                         ============
Net Asset Value, offering and redemption price
  per share ($347,857,665 / 36,145,665)                                                         $9.62
                                                                                         ============

--------------------------------------------------------------------------------

*   The rates presented are the rates in effect at October 31, 2003.

(a) Cost for federal income tax purposes is the same.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND
STATEMENT OF NET ASSETS
OCTOBER 31, 2003

--------------------------------------------------------------------------------

                                                  PERCENTAGE
                                                    OF NET
                                                    ASSETS     MATURITY       PAR           VALUE
-----------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*....     12.7%
  1 Yr. Constant Maturity Treasury Based ARMS
     Government National Mortgage Association II
       4.00%                                                   11/20/32   $ 13,712,709   $ 13,717,625
       4.00%                                                    2/20/33     12,228,309     12,285,201
                                                                                         ------------
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
  SECURITIES*
     (Cost $26,535,542)                                                                    26,002,826
AGENCY OBLIGATIONS..............................      1.6%
     Freddie Mac
       5.75%                                                    3/15/09      3,000,000      3,286,212
                                                                                         ------------
  TOTAL AGENCY OBLIGATIONS
     (Cost $2,758,455)                                                                      3,286,212
FIXED RATE MORTGAGE-RELATED SECURITIES..........     63.7%
  15 Yr. Securities
     Fannie Mae
       7.00%                                                     3/1/15      2,811,600      2,993,365
       7.50%                                                    11/1/15      1,059,412      1,134,067
       6.50%                                                     2/1/17      1,696,000      1,788,353
       6.50%                                                     6/1/17      1,403,190      1,481,001
       5.00%                                                     3/1/18      3,378,551      3,435,828
                                                                                         ------------
                                                                                           10,832,614
                                                                                         ------------
  30 Yr. Securities
     Fannie Mae
       6.50%                                                     8/1/29      9,452,215      9,838,427
       6.00%                                                     1/1/32      1,566,743      1,610,502
       6.00%                                                    10/1/32      1,554,368      1,597,781
       6.00%                                                    10/1/32      2,485,489      2,554,908
       5.50%                                                    12/1/32      4,388,697      4,434,641
       6.00%                                                    12/1/32      1,781,985      1,831,755
       5.50%                                                     2/1/33     11,962,326     12,087,557
       5.50%                                                     2/1/33     16,637,136     16,811,308
       6.00%                                                     3/1/33      8,309,331      8,541,408
       5.00%                                                     6/1/33      4,776,323      4,715,873
       5.00%                                                     8/1/33     16,787,919     16,575,449
       6.50%                                                    11/1/29     13,667,175     14,242,692
     Freddie Mac
       5.00%                                                     4/1/33     15,972,441     15,737,845

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2003

--------------------------------------------------------------------------------

                                                  PERCENTAGE
                                                    OF NET
                                                    ASSETS     MATURITY       PAR           VALUE
-----------------------------------------------------------------------------------------------------
     Government National Mortgage Association
       7.50%                                                    2/15/24   $  1,918,599   $  2,070,663
       7.00%                                                    4/15/27      2,843,538      3,029,590
       6.00%                                                   11/15/28      1,166,480      1,209,493
       6.00%                                                    1/15/29      2,505,025      2,597,397
                                                                                         ------------
                                                                                          119,487,289
                                                                                         ------------
  TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
     (Cost $129,463,050)                                                                  130,319,903
U.S. TREASURY OBLIGATIONS.......................      6.2%
  U.S. Treasury Notes
       1.88%                                                    9/30/04      4,000,000      4,025,000
       2.13%                                                   10/31/04      2,000,000      2,017,188
       3.00%                                                   11/15/07      2,000,000      2,010,000
       6.50%                                                    2/15/10      4,000,000      4,640,000
                                                                                         ------------
  TOTAL U.S. TREASURY OBLIGATIONS
     (Cost $12,033,996)                                                                    12,692,188
REPURCHASE AGREEMENTS...........................     13.3%
  Citigroup, 1.01%, (Agreement dated
     10/31/03 to be repurchased at $27,119,282
     on 11/03/03. Collateralized by various
     Adjustable Rate Mortgage U.S. Government
     Agency Securities with a value of
     $27,675,923.)                                                          27,117,000     27,117,000
                                                                                         ------------
  TOTAL REPURCHASE AGREEMENTS
     (Cost $27,117,000)                                                                    27,117,000
                                                                                         ------------
TOTAL INVESTMENTS IN SECURITIES
     (Cost $197,908,043) (a)....................     97.5%                                199,418,129
OTHER ASSETS IN EXCESS OF LIABILITIES...........      2.5%                                  5,147,605
                                                                                         ------------
Net Assets applicable to 19,367,358 Shares of
  Common Stock issued and outstanding...........    100.0%                               $204,565,734
                                                                                         ============
Net Asset Value, offering and redemption price
  per share ($204,565,734 / 19,367,358)                                                        $10.56
                                                                                         ============

--------------------------------------------------------------------------------
* The rates presented are the rates in effect at October 31, 2003.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $85,335. Cost for federal income tax purposes differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation                                     $2,890,180
Unrealized depreciation                                     (1,465,429)
                                                            ----------
Net unrealized appreciation                                 $1,424,751
                                                            ==========

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2003

--------------------------------------------------------------------------------

                                                ADJUSTABLE                                                      U.S.
                                   MONEY       RATE MORTGAGE      ULTRA       SHORT U.S.     INTERMEDIATE    GOVERNMENT
                                   MARKET          (ARM)          SHORT       GOVERNMENT       MORTGAGE       MORTGAGE
                                    FUND           FUND            FUND          FUND            FUND           FUND
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest income............  $  619,030     $97,265,336     $5,956,443    $6,184,371     $10,200,797     $6,515,767
                                 ----------     -----------     ----------    -----------    -----------     ----------
    Operating expenses:
      Investment advisory
        fees...................      81,797      18,651,043      1,259,285       525,010       1,192,608        421,331
      Distribution fee -- Class
        I Shares...............      51,593      11,209,186        699,600       315,008         511,121        252,800
      Distribution fee -- Class
        D
        Shares.................     120,817              --             --            --              --             --
      Administration fee.......      16,359         748,370         83,950        63,000         102,222         50,559
      Custodian fee............      10,199         310,824         41,317        30,221          47,849         21,460
      Transfer agent fee.......       2,818          82,613         12,668         2,534           3,870          1,891
      Legal....................       2,616         217,849         12,100         8,868          16,754          9,710
      Printing.................         654          53,932          3,274         2,834           4,160          2,738
      Trustees' fees...........         954          77,892          5,129         3,630           5,871          2,665
      Other....................      16,441         525,704         29,825        36,353          47,771         25,079
                                 ----------     -----------     ----------    -----------    -----------     ----------
      Total expenses before fee
        reductions.............     304,248      31,877,413      2,147,148       987,458       1,932,226        788,233
      Expenses reduced by
        Investment Advisor.....     (34,301)     (7,441,857)      (559,685)           --        (340,743)            --
      Expenses reduced by
        Distributor............     (72,123)     (4,483,642)      (279,838)           --              --             --
                                 ----------     -----------     ----------    -----------    -----------     ----------
        Net expenses...........     197,824      19,951,914      1,307,625       987,458       1,591,483        788,233
                                 ----------     -----------     ----------    -----------    -----------     ----------
        Net investment income..     421,206      77,313,422      4,648,818     5,196,913       8,609,314      5,727,534
                                 ----------     -----------     ----------    -----------    -----------     ----------
REALIZED AND UNREALIZED GAINS
  FROM INVESTMENT ACTIVITIES:
    Realized gains/(losses)
      from investment
      transactions.............          --      (9,360,230)      (448,262)      449,599        (927,235)    (1,141,229)
    Change in unrealized
      appreciation/depreciation
      from investments.........          --      (2,967,734)       888,151    (2,071,854)     (3,511,347)    (2,323,780)
                                 ----------     -----------     ----------    -----------    -----------     ----------
    Net realized/unrealized
      gains/(losses) from
      investments..............          --     (12,327,964)       439,889    (1,622,255)     (4,438,582)    (3,465,009)
                                 ----------     -----------     ----------    -----------    -----------     ----------
CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS..............  $  421,206     $64,985,458     $5,088,707    $3,574,658     $ 4,170,732     $2,262,525
                                 ==========     ===========     ==========    ===========    ===========     ==========

--------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 2003 AND 2002

--------------------------------------------------------------------------------

                                                                    MONEY MARKET FUND
                                                              ------------------------------
                                                               YEAR ENDED       YEAR ENDED
                                                               OCTOBER 31,      OCTOBER 31,
                                                                  2003             2002
--------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
     Net investment income..................................  $     421,206    $     842,938
                                                              -------------    -------------
       Change in net assets resulting from operations.......        421,206          842,938
                                                              -------------    -------------
  Dividends paid to Class I stockholders:
     From net investment income.............................       (330,837)        (734,664)
  Dividends paid to Class D stockholders:
     From net investment income.............................        (90,369)        (108,274)
                                                              -------------    -------------
       Total dividends paid to stockholders.................       (421,206)        (842,938)
                                                              -------------    -------------
  Capital Transactions Class I Shares:
     Proceeds from sale of shares...........................    303,435,934      348,087,003
     Shares issued to stockholders in reinvestment of
      dividends.............................................        321,764          648,460
     Cost of shares repurchased.............................   (293,591,768)    (363,655,739)
  Capital Transactions Class D Shares:
     Proceeds from sale of shares...........................    228,413,674      127,098,202
     Shares issued to stockholders in reinvestment of
      dividends.............................................         42,261           47,264
     Cost of shares repurchased.............................   (219,969,777)    (120,893,245)
                                                              -------------    -------------
       Net increase (decrease) in net assets from capital
        transactions........................................     18,652,088       (8,668,055)
                                                              -------------    -------------
       Total increase (decrease) in net assets..............     18,652,088       (8,668,055)
Net Assets:
  Beginning of year.........................................     45,609,904       54,277,959
                                                              -------------    -------------
  End of year...............................................  $  64,261,992    $  45,609,904
                                                              =============    =============
Accumulated net investment income/(loss)....................             --               --

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 2003 AND 2002

--------------------------------------------------------------------------------

                                                 ADJUSTABLE RATE
                                               MORTGAGE (ARM) FUND                   ULTRA SHORT FUND
                                        ---------------------------------------------------------------------
                                                                                                NOVEMBER 14,
                                          YEAR ENDED         YEAR ENDED        YEAR ENDED         2001(A)
                                          OCTOBER 31,        OCTOBER 31,       OCTOBER 31,     TO OCTOBER 31,
                                             2003               2002              2003              2002
-------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income...........    $    77,313,422    $    76,561,186    $   4,648,818    $   4,364,900
    Net realized gains (losses) from
       investments..................         (9,360,230)         7,690,298         (448,262)         189,228
    Change in unrealized
       appreciation/depreciation
       from investments.............         (2,967,734)          (726,538)         888,151          336,522
                                        ---------------    ---------------    -------------    -------------
       Change in net assets
         resulting from
         operations.................         64,985,458         83,524,946        5,088,707        4,890,650
                                        ---------------    ---------------    -------------    -------------
  Dividends paid to stockholders:
    From net investment income......       (100,452,092)       (87,602,582)      (6,019,913)      (5,973,806)
                                        ---------------    ---------------    -------------    -------------
       Total dividends paid to
         stockholders...............       (100,452,092)       (87,602,582)      (6,019,913)      (5,973,806)
                                        ---------------    ---------------    -------------    -------------
  Capital Transactions:
    Proceeds from sale of shares....      4,920,698,520      3,458,666,524      202,953,038      494,150,334
    Shares issued to stockholders in
       reinvestment of dividends....         64,449,754         53,723,023        3,481,425        3,304,993
    Cost of shares repurchased......     (3,742,718,116)    (2,183,181,013)    (240,951,312)    (209,256,067)
                                        ---------------    ---------------    -------------    -------------
       Change in net assets from
         capital transactions.......      1,242,430,158      1,329,208,534      (34,516,849)     288,199,260
                                        ---------------    ---------------    -------------    -------------
       Change in net assets.........      1,206,963,524      1,325,130,898      (35,448,055)     287,116,104
Net Assets:
  Beginning of year.................      3,389,975,378      2,064,844,480      287,116,104               --
                                        ---------------    ---------------    -------------    -------------
  End of year.......................    $ 4,596,938,902    $ 3,389,975,378    $ 251,668,049    $ 287,116,104
                                        ===============    ===============    =============    =============
Accumulated net investment
  income/(loss).....................    $    (2,683,640)   $    (3,464,049)   $       7,706    $     (22,237)

--------------------------------------------------------------------------------
(a) Commencement of operations.

See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

        SHORT U.S. GOVERNMENT           INTERMEDIATE MORTGAGE             U.S. GOVERNMENT
                FUND                            FUND                       MORTGAGE FUND
------------------------------------------------------------------------------------------------
     YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
     OCTOBER 31,     OCTOBER 31,     OCTOBER 31,     OCTOBER 31,     OCTOBER 31,    OCTOBER 31,
        2003            2002            2003            2002            2003            2002
------------------------------------------------------------------------------------------------
    $   5,196,913   $   5,977,703   $   8,609,314   $   9,198,360   $   5,727,534   $  4,821,263
          449,599       1,231,346        (927,235)        126,957      (1,141,229)       107,599
       (2,071,854)       (739,164)     (3,511,347)     (1,135,402)     (2,323,780)      (661,601)
    -------------   -------------   -------------   -------------   -------------   ------------
        3,574,658       6,469,885       4,170,732       8,189,915       2,262,525      4,267,261
    -------------   -------------   -------------   -------------   -------------   ------------
       (5,865,998)     (6,540,177)    (10,605,928)     (9,657,659)     (6,600,815)    (5,015,711)
    -------------   -------------   -------------   -------------   -------------   ------------
       (5,865,998)     (6,540,177)    (10,605,928)     (9,657,659)     (6,600,815)    (5,015,711)
    -------------   -------------   -------------   -------------   -------------   ------------
      184,063,440     152,488,315     339,487,102     216,826,116     241,251,413     47,210,000
        3,229,364       4,118,203       4,470,067       3,976,778       4,022,730      2,930,281
     (114,566,189)   (185,998,683)   (230,308,881)   (183,581,377)   (130,524,325)   (60,950,579)
    -------------   -------------   -------------   -------------   -------------   ------------
       72,726,615     (29,392,165)    113,648,288      37,221,517     114,749,818    (10,810,298)
    -------------   -------------   -------------   -------------   -------------   ------------
       70,435,275     (29,462,457)    107,213,092      35,753,773     110,411,528    (11,558,748)
      162,169,933     191,632,390     240,644,573     204,890,800      94,154,206    105,712,954
    -------------   -------------   -------------   -------------   -------------   ------------
    $ 232,605,208   $ 162,169,933   $ 347,857,665   $ 240,644,573   $ 204,565,734   $ 94,154,206
    =============   =============   =============   =============   =============   ============
    $     (21,680)  $      35,617   $       9,957   $     (67,327)  $       5,917   $    219,921

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
MONEY MARKET FUND CLASS I SHARES
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                                                 YEAR ENDED OCTOBER 31,
                                                --------------------------------------------------------
                                                  2003        2002        2001        2000        1999
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                --------    --------    --------    --------    --------
Income from investment operations:
  Net investment income.....................      0.0096      0.0152      0.0441      0.0578      0.0480
  Net realized losses from investments......          --          --          --          --(a)       --
                                                --------    --------    --------    --------    --------
       Total from investment operations.....      0.0096      0.0152      0.0441      0.0578      0.0480
                                                --------    --------    --------    --------    --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income.............     (0.0096)    (0.0152)    (0.0441)    (0.0578)    (0.0480)
     From net realized gains................          --          --          --          --          --(a)
                                                --------    --------    --------    --------    --------
Change in net asset value...................          --          --          --          --          --
                                                --------    --------    --------    --------    --------
Net asset value, end of year................    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                ========    ========    ========    ========    ========
Total return................................       0.97%       1.54%       4.50%       5.93%       4.94%
Ratios/Supplemental data:
  Net assets, end of year (in 000's)........    $ 40,737    $ 30,571    $ 45,491    $ 48,202    $ 92,074
  Ratio of expenses to average net assets...       0.18%       0.26%       0.30%       0.30%       0.25%
  Ratio of net investment income to average
     net assets.............................       0.96%       1.53%       4.31%       5.74%       4.81%
  Ratio of expenses to average net
     assets*................................       0.39%       0.41%       0.45%       0.45%       0.40%

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Net realized losses per share and/or distributions from net realized gains were less than $0.00005.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
MONEY MARKET FUND CLASS D SHARES
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                                                                             DECEMBER 19,
                                                              YEAR ENDED OCTOBER 31,          1999(A) TO
                                                         --------------------------------    OCTOBER 31,
                                                           2003        2002        2001          2000
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of year...................    $   1.00    $   1.00    $   1.00      $   1.00
                                                         --------    --------    --------      --------
Income from investment operations:
  Net investment income..............................      0.0046      0.0104      0.0397        0.0466
  Net realized losses from investments...............          --          --          --            --(b)
                                                         --------    --------    --------      --------
       Total from investment operations..............      0.0046      0.0104      0.0397        0.0466
                                                         --------    --------    --------      --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income......................     (0.0046)    (0.0104)    (0.0397)      (0.0466)
                                                         --------    --------    --------      --------
Change in net asset value............................          --          --          --            --
                                                         --------    --------    --------      --------
Net asset value, end of year.........................    $   1.00    $   1.00    $   1.00      $   1.00
                                                         ========    ========    ========      ========
Total return.........................................       0.47%       1.05%       4.04%         4.74%(c)
Ratios/Supplemental data:
  Net assets, end of year (in 000's).................    $ 23,525    $ 15,039    $  8,787      $  3,388
  Ratio of expenses to average net assets............       0.67%       0.75%       0.75%         0.75%(d)
  Ratio of net investment income to average net
     assets..........................................       0.45%       1.04%       3.46%         5.66%(d)
  Ratio of expenses to average net assets*...........       0.84%       0.86%       0.91%         0.94%(d)

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Commencement of operations.

(b) Net realized losses per share was less than $0.00005.

(c) Represents the total return for the period from December 19, 1999 to October 31, 2000.

(d) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                                              YEAR ENDED OCTOBER 31,
                                          --------------------------------------------------------------
                                             2003          2002         2001+         2000        1999
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of year......  $     9.95    $     9.97    $     9.86    $   9.84    $   9.91
                                          ----------    ----------    ----------    --------    --------
Income from investment operations:
  Net investment income.................      0.1778        0.2947        0.5319      0.6048      0.5290
  Net realized and unrealized gains
     (losses) from investments..........     (0.0230)       0.0124        0.1386      0.0233     (0.0700)
                                          ----------    ----------    ----------    --------    --------
       Total from investment
          operations....................      0.1548        0.3071        0.6705      0.6281      0.4590
                                          ----------    ----------    ----------    --------    --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income.........     (0.2248)      (0.3271)      (0.5605)    (0.6129)    (0.5290)
                                          ----------    ----------    ----------    --------    --------
Change in net asset value...............       (0.07)        (0.02)         0.11        0.02       (0.07)
                                          ----------    ----------    ----------    --------    --------
Net asset value, end of year............  $     9.88    $     9.95    $     9.97    $   9.86    $   9.84
                                          ==========    ==========    ==========    ========    ========
Total return............................       1.57%         3.13%         6.98%       6.63%       4.73%
Ratios/Supplemental data:
  Net assets, end of year (in 000's)....  $4,596,939    $3,389,975    $2,064,844    $681,652    $877,608
  Ratio of expenses to average net
     assets.............................       0.44%         0.45%         0.49%       0.48%       0.48%
  Ratio of net investment income to
     average net assets.................       1.72%         2.91%         5.37%       6.22%       5.34%
  Ratio of expenses to average net
     assets*............................       0.71%         0.75%         0.79%       0.78%       0.78%
  Portfolio turnover rate...............        117%          107%           72%         67%         51%

--------------------------------------------------------------------------------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

+ Net investment income is based on average shares outstanding through the period.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                                                                    NOVEMBER 14,
                                                                 YEAR ENDED          2001(A) TO
                                                              OCTOBER 31, 2003    OCTOBER 31, 2002
--------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........................      $   9.95            $  10.00
                                                                  --------            --------
Income from investment operations:
  Net investment income.....................................        0.1601              0.2204
  Net realized and unrealized gains on investments..........        0.0242              0.0058
                                                                  --------            --------
       Total from investment operations.....................        0.1843              0.2262
                                                                  --------            --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income.............................       (0.2143)            (0.2762)
                                                                  --------            --------
Change in net asset value...................................         (0.03)              (0.05)
                                                                  --------            --------
Net asset value, end of year................................      $   9.92            $   9.95
                                                                  ========            ========
Total return................................................         1.87%               2.29%(b)
Ratios/Supplemental data:
  Net assets, end of year (in 000's)........................      $251,668            $287,116
  Ratio of expenses to average net assets...................         0.47%               0.50%(c)
  Ratio of net investment income to average net assets......         1.66%               2.11%(c)
  Ratio of expenses to average net assets*..................         0.77%               0.80%(c)
  Portfolio turnover rate...................................          126%                127%

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Commencement of operations.

(b) Not annualized.

(c) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                                                 YEAR ENDED OCTOBER 31,
                                                --------------------------------------------------------
                                                  2003        2002        2001        2000        1999
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........    $  10.78    $  10.75    $  10.34    $  10.36    $  10.66
                                                --------    --------    --------    --------    --------
Income from investment operations:
  Net investment income.....................      0.2738      0.3512      0.5652      0.5973      0.5600
  Net realized and unrealized gains (losses)
     from investments.......................     (0.0686)     0.0674      0.4086     (0.0240)    (0.3000)
                                                --------    --------    --------    --------    --------
       Total from investment operations.....      0.2052      0.4186      0.9738      0.5733      0.2600
                                                --------    --------    --------    --------    --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income.............     (0.3052)    (0.3886)    (0.5638)    (0.5976)    (0.5600)
                                                --------    --------    --------    --------    --------
Change in net asset value...................       (0.10)       0.03        0.41       (0.02)      (0.30)
                                                --------    --------    --------    --------    --------
Net asset value, end of year................    $  10.68    $  10.78    $  10.75    $  10.34    $  10.36
                                                ========    ========    ========    ========    ========
Total return................................       1.92%       3.98%       9.66%       5.77%       2.51%
Ratios/Supplemental data:
  Net assets, end of year (in 000's)........    $232,605    $162,170    $191,632    $ 96,098    $114,840
  Ratio of expenses to average net assets...       0.47%       0.49%       0.51%       0.51%       0.49%
  Ratio of net investment income to average
     net assets.............................       2.47%       3.35%       5.25%       5.79%       5.35%
  Portfolio turnover rate...................         72%         75%         54%        138%        155%

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                                                 YEAR ENDED OCTOBER 31,
                                                --------------------------------------------------------
                                                  2003        2002        2001        2000        1999
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........    $   9.79    $   9.83    $   9.33    $   9.33    $   9.66
                                                --------    --------    --------    --------    --------
Income from investment operations:
  Net investment income.....................      0.2525      0.4155      0.5675      0.5754      0.5490
  Net realized and unrealized gains (losses)
     from investments.......................     (0.1156)    (0.0213)     0.4861      0.0051     (0.3300)
                                                --------    --------    --------    --------    --------
       Total from investment operations.....      0.1369      0.3942      1.0536      0.5805      0.2190
                                                --------    --------    --------    --------    --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income.............     (0.3069)    (0.4342)    (0.5536)    (0.5795)    (0.5490)
                                                --------    --------    --------    --------    --------
Change in net asset value...................       (0.17)      (0.04)       0.50        0.00       (0.33)
                                                --------    --------    --------    --------    --------
Net asset value, end of year................    $   9.62    $   9.79    $   9.83    $   9.33    $   9.33
                                                ========    ========    ========    ========    ========
Total return................................       1.41%       4.13%      11.59%       6.47%       2.32%
Ratios/Supplemental data:
  Net assets, end of year (in 000's)........    $347,858    $240,645    $204,891    $ 90,768    $101,710
  Ratio of expenses to average net assets...       0.47%       0.47%       0.50%       0.51%       0.48%
  Ratio of net investment income to average
     net assets.............................       2.52%       4.28%       5.74%       6.25%       5.78%
  Ratio of expenses to average net
     assets*................................       0.57%       0.57%       0.60%       0.61%       0.58%
  Portfolio turnover rate...................         98%         54%         47%        110%         90%

--------------------------------------------------------------------------------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                                                 YEAR ENDED OCTOBER 31,
                                                --------------------------------------------------------
                                                  2003        2002        2001        2000        1999
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........    $  10.77    $  10.83    $  10.27    $  10.26    $  10.73
                                                --------    --------    --------    --------    --------
Income from investment operations:
  Net investment income.....................      0.3689      0.5116      0.6381      0.6646      0.6416
  Net realized and unrealized gains (losses)
     on investments.........................     (0.1511)    (0.0377)     0.5590      0.0109     (0.4726)
                                                --------    --------    --------    --------    --------
       Total from investment operations.....      0.2178      0.4739      1.1971      0.6755      0.1690
                                                --------    --------    --------    --------    --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income.............     (0.4278)    (0.5339)    (0.6371)    (0.6682)    (0.6390)
                                                --------    --------    --------    --------    --------
Change in net asset value...................       (0.21)      (0.06)       0.56        0.01       (0.47)
                                                --------    --------    --------    --------    --------
Net asset value, end of year................    $  10.56    $  10.77    $  10.83    $  10.27    $  10.26
                                                ========    ========    ========    ========    ========
Total return................................       2.04%       4.54%      11.99%       6.90%       1.63%
Ratios/Supplemental data:
  Net assets, end of year (in 000's)........    $204,566    $ 94,154    $105,713    $ 71,449    $ 87,250
  Ratio of expenses to average net assets...       0.47%       0.47%       0.50%       0.52%       0.52%
  Ratio of net investment income to average
     net assets.............................       3.39%       4.80%       6.09%       6.53%       6.13%
  Portfolio turnover rate...................        102%         82%         86%        127%         73%

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2003

--------------------------------------------------------------------------------

Asset Management Fund (the "Trust") was reorganized as a Delaware Statutory Trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management company. As of October 31, 2003, the Trust is authorized to issue an unlimited number of shares in six separate Funds, the Money Market Fund, the Adjustable Rate Mortgage (ARM) Fund, the Ultra Short Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund (referred to individually as a "Fund" and collectively as the "Funds"). Each of the Funds, except the Money Market Fund, offers a single class of shares. The Money Market Fund is authorized to sell two classes of shares, namely, Class I Shares and Class D Shares. Each Class I and Class D Share of the Money Market Fund represents identical interests in the Fund and has the same rights except that
(i) Class D Shares bear a higher distribution fee, which will cause Class D Shares to have a higher expense ratio and to pay lower dividends than those related to Class I Shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to the matters relating to its own distribution arrangements.

A. Significant accounting policies are as follows:

SECURITY VALUATION

  Money Market Fund:

  Fund securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. The Fund seeks to maintain net asset value per share at $1.00.

  Adjustable Rate Mortgage (ARM) Fund, Ultra Short Fund, Short U.S. Government Fund, Intermediate Mortgage Fund, and U.S. Government Mortgage Fund:

  For purposes of determining the net asset value per share of each Fund, Fund assets are valued at market value using market quotations or prices obtained from an independent pricing service. For certain securities, the Board of Trustees has approved the use of a matrix pricing system developed by the Adviser that the Board believes reflects the fair value of such securities. Short-term instruments maturing within 60 days may be valued at amortized cost.

REPURCHASE AGREEMENTS

  Eligible Fund investments may be purchased from primary government securities dealers or the custodian bank, subject to the seller's agreement to repurchase them at an agreed upon date and price. Each Fund will receive as collateral instruments whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and each Fund will make payment for such instruments only upon their physical delivery to, or evidence of their book entry transfer to the account of, the Fund's custodian.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS

  Each Fund, except the Money Market Fund, may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby creating

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2003

--------------------------------------------------------------------------------

the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. A Fund records the transaction and reflects the value of the security in determining net asset value at the time the Fund makes the commitment to purchase a security on a when-issued basis. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund, and no interest accrues to the Fund during the period between purchase and settlement. The Fund establishes a segregated account in which it maintains cash and marketable securities equal in value to commitments for when-issued securities.

DIVIDENDS TO SHAREHOLDERS

  Dividends from net investment income are declared daily and paid monthly. Net short-term and long-term capital gains, if any, are declared and paid annually.

MANAGEMENT ESTIMATES

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

OTHER

  Investment transactions are accounted for on the trade date, interest income is recorded on the accrual basis, amortization and accretion is recognized based on the effective maturity date, and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

B. Shay Assets Management, Inc. (SAMI) serves the Trust as investment adviser (the "Adviser"). The Adviser is a wholly-owned subsidiary of Shay Investment Services, Inc. (SISI), which is controlled by Rodger D. Shay, the Chairman of the Board of Trustees of the Trust.

  As compensation for investment advisory services, the Fund pays an investment advisory fee monthly based upon an annual percentage of the average daily net assets of each Fund as follows:

  The investment advisory fee rate for the Money Market Fund is .15% of the first $500 million, .125% of the next $500 million, and .10% of such net assets in excess of $1 billion. As of June 25, 2003, the Adviser began waiving its entire fee.

  The investment advisory fee rate for the Adjustable Rate Mortgage (ARM) Fund is .45% of the first $3 billion, .35% of the next $2 billion, and .25% of such net assets in excess of $5 billion. The Adviser is currently voluntarily waiving a portion of its fee so that the Fund pays .25% of average daily net assets.

  The investment advisory fee rate for the Ultra Short Fund is .45% of the average daily net assets. The Adviser is currently voluntarily waiving a portion of its fee so that the Fund pays .25% of average daily net assets.

  The investment advisory fee rate for each of the Short U.S. Government Fund and the U.S. Government Mortgage Fund, computed separately, is .25% of the first $500 million, .175% of the next $500 million, .125% of the next $500 million, and .10% of such net asset in excess of $1.5 billion.

  The investment advisory fee rate for the Intermediate Mortgage Fund is .35% of the first $500 million, .275% of the next $500 million, .20% of the next $500 million, and .10% of such net assets in excess of $1.5 billion. The Adviser is currently voluntarily waiving a portion of its fee so that the Fund pays .25% of average daily net assets.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2003

--------------------------------------------------------------------------------

  The Adviser has agreed to reduce or waive (but not below zero) its advisory fees charged to the Money Market Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund, to the extent that the daily ratio of operating expenses to average daily net assets of each Fund exceeds .75%.

  Shay Financial Services, Inc. (SFSI) serves the Trust as distributor (the "Distributor"). The Distributor is a wholly-owned subsidiary of SISI, which is controlled by Rodger D. Shay, the Chairman of the Board of Trustees of the Trust.

  As compensation for distribution services, the Trust pays the Distributor a distribution fee monthly in accordance with the distribution plan adopted by the Trust, pursuant to Rule 12b-1 under the 1940 Act, based upon an annual percentage of the average daily net assets of each fund as follows:

  The distribution fee rate for each of the Money Market Fund Class I Shares and Short U.S. Government Fund is based upon an annual percentage of the combined average daily net assets of both funds and is as follows: .15% of the first $500 million, .125% of the next $500 million, .10% of the next $1 billion, and .075% of such combined net assets in excess of $2 billion. The Distributor is currently voluntarily waiving its entire 12b-1 fee for the Class I Shares of the Money Market Fund. The Money Market distribution fee waiver amounted to $51,593 for Class I Shares for the year ended October 31, 2003.

  The distribution fee rate for the Money Market Class D Shares is .60% of average daily net assets. The Distributor is currently voluntarily waiving a portion of the 12b-1 fees so that Total Fund Operating Expenses do not exceed 0.75% of average daily net assets. The Money Market distribution fee waiver amounted to $20,530 for Class D Shares for the year ended October 31, 2003.

  The distribution fee rate for the Adjustable Rate Mortgage (ARM) Fund and the Ultra Short Fund, computed separately, is .25% of average daily net assets. The Distributor is currently voluntarily waiving a portion of its fee so that the Fund pays .15% of average daily net assets for the Adjustable Rate Mortgage
(ARM) Fund and the Ultra Short Fund.

  The distribution fee rate for each of the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund, computed separately, is as follows: .15% of the first $500 million, .125% of the next $500 million, .10% of the next $500 million, and .075% of such net assets in excess of $1.5 billion.

  BISYS Fund Services Ohio, Inc. ("BISYS, Ohio"), serves the Trust as administrator (the "Administrator") and transfer agent (the "Transfer Agent"). BISYS, Ohio is a subsidiary of The BISYS Group, Inc. The administration fee rate for each of the Funds, computed separately, is as follows: .03% of the first $1 billion, .02% of the next $1 billion, and .01% of such net assets in excess of $2 billion.

  As compensation, the Trust pays the Transfer Agent, a monthly fee, in accordance with the Transfer Agency agreement adopted by the Trust.

  Other expenses directly attributable to a Fund are charged to that Fund. Otherwise, expenses are allocated proportionately among the Funds in relation to the net assets of each Fund or by another appropriate method.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2003

--------------------------------------------------------------------------------

C. Transactions in shares of the Trust for the periods ended October 31, 2003 and October 31, 2002, were as follows:
--------------------------------------------------------------------------------

                                                                         MONEY MARKET FUND
                                                                ------------------------------------
                                                                   YEAR ENDED          YEAR ENDED
                                                                OCTOBER 31, 2003    OCTOBER 31, 2002
----------------------------------------------------------------------------------------------------
Share transactions Class I:
  Sale of shares............................................       303,435,935         348,087,003
  Shares issued to stockholders in reinvestment dividends...           321,764             648,460
  Shares repurchased........................................      (293,591,768)       (363,655,739)
                                                                  ------------        ------------
  Net increase (decrease)...................................        10,165,931         (14,920,276)
  Shares outstanding
     Beginning of period....................................        30,581,908          45,502,184
                                                                  ------------        ------------
     End of period..........................................        40,747,839          30,581,908
                                                                  ============        ============
Share transactions Class D:
  Sale of shares............................................       228,413,673         127,098,202
  Shares issued to stockholders in reinvestment dividends...            42,261              47,264
  Shares repurchased........................................      (219,969,777)       (120,893,245)
                                                                  ------------        ------------
  Net increase..............................................         8,486,157           6,252,221
  Shares outstanding
     Beginning of period....................................        15,039,539           8,787,318
                                                                  ------------        ------------
     End of period..........................................        23,525,696          15,039,539
                                                                  ============        ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                               ADJUSTABLE RATE                         ULTRA SHORT
                                             MORTGAGE (ARM) FUND                           FUND
                                     --------------------------------------------------------------------------
                                        YEAR ENDED         YEAR ENDED         YEAR ENDED        PERIOD ENDED
                                     OCTOBER 31, 2003   OCTOBER 31, 2002   OCTOBER 31, 2003   OCTOBER 31, 2002*
---------------------------------------------------------------------------------------------------------------
Share transactions:
  Sale of shares...................     494,903,553        347,597,471        20,377,204          49,486,088
  Shares issued to stockholders in
     reinvestment of dividends.....       6,486,942          5,397,406           349,592             330,998
  Shares repurchased...............    (376,937,871)      (219,444,526)      (24,210,819)        (20,969,810)
                                       ------------       ------------       -----------         -----------
  Net increase (decrease)..........     124,452,624        133,550,351        (3,484,023)         28,847,276
  Shares outstanding
     Beginning of period...........     340,612,639        207,062,288        28,847,277                1.00
                                       ------------       ------------       -----------         -----------
     End of period.................     465,065,263        340,612,639        25,363,254          28,847,277
                                       ============       ============       ===========         ===========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2003

--------------------------------------------------------------------------------

                                                  SHORT U.S.                       INTERMEDIATE MORTGAGE
                                                GOVERNMENT FUND                            FUND
                                      -------------------------------------------------------------------------
                                         YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                      OCTOBER 31, 2003   OCTOBER 31, 2002   OCTOBER 31, 2003   OCTOBER 31, 2002
---------------------------------------------------------------------------------------------------------------
Share transactions:
  Sale of shares....................     17,098,986         14,219,122         34,781,632         22,226,248
  Shares issued to stockholders in
     reinvestment of dividends......        300,342            384,872            459,440            409,090
  Shares repurchased................    (10,660,144)       (17,388,766)       (23,684,181)       (18,892,803)
                                        -----------        -----------        -----------        -----------
  Net increase (decrease)...........      6,739,184         (2,784,772)        11,556,891          3,742,535
  Shares outstanding
     Beginning of period............     15,043,687         17,828,459         24,588,774         20,846,239
                                        -----------        -----------        -----------        -----------
     End of period..................     21,782,871         15,043,687         36,145,665         24,588,774
                                        ===========        ===========        ===========        ===========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                        U.S. GOVERNMENT
                                                                         MORTGAGE FUND
                                                              -----------------------------------
                                                                 YEAR ENDED         YEAR ENDED
                                                              OCTOBER 31, 2003   OCTOBER 31, 2002
-------------------------------------------------------------------------------------------------
Share transactions:
  Sale of shares............................................     22,398,837          4,399,610
  Shares issued to stockholders in reinvestment of
     dividends..............................................        375,997            274,729
  Shares repurchased........................................    (12,146,643)        (5,693,438)
                                                                -----------         ----------
  Net increase (decrease)...................................     10,628,191         (1,019,099)
  Shares outstanding
     Beginning of period....................................      8,739,167          9,758,266
                                                                -----------         ----------
     End of period..........................................     19,367,358          8,739,167
                                                                ===========         ==========

--------------------------------------------------------------------------------
* Period from November 14, 2001 (commencement of operations) to October 31,
  2002.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2003

--------------------------------------------------------------------------------

D. At October 31, 2003, Net Assets consisted of the following:
--------------------------------------------------------------------------------

                                      ADJUSTABLE RATE                   SHORT U.S.    INTERMEDIATE
                       MONEY MARKET      MORTGAGE       ULTRA SHORT     GOVERNMENT      MORTGAGE     U.S. GOVERNMENT
                           FUND         (ARM) FUND          FUND           FUND           FUND        MORTGAGE FUND
--------------------------------------------------------------------------------------------------------------------
Capital..............  $64,276,736    $4,630,316,986    $253,627,282   $234,938,356   $354,101,016    $208,351,296
Accumulated net
  investment
  income/(loss)......           --        (2,683,640)          7,706        (21,680)         9,957           5,917
Accumulated net
  realized
  gain/(loss)........      (14,744)      (45,279,316)     (3,191,612)    (3,978,953)    (8,486,869)     (5,301,565)
Net unrealized
  appreciation/
  (depreciation) of
  investments........           --        14,584,872       1,224,673      1,667,485      2,233,561       1,510,086
                       -----------    --------------    ------------   ------------   ------------    ------------
                       $64,261,992    $4,596,938,902    $251,668,049   $232,605,208   $347,857,665    $204,565,734
                       ===========    ==============    ============   ============   ============    ============

--------------------------------------------------------------------------------

E. At October 31, 2003, liabilities for the Funds included:
--------------------------------------------------------------------------------

                                       ADJUSTABLE RATE                   SHORT U.S.    INTERMEDIATE    U.S. GOVERNMENT
                       MONEY MARKET       MORTGAGE        ULTRA SHORT    GOVERNMENT      MORTGAGE         MORTGAGE
                           FUND          (ARM) FUND          FUND           FUND           FUND             FUND
----------------------------------------------------------------------------------------------------------------------
Investment advisory
  fee payable........    $    --         $ 1,006,992      $   55,985      $ 51,398      $   74,752       $   44,115
Administration fee
  payable............        211               8,416             856           787           1,145              673
Distribution fee
  payable............     10,653             578,455          32,082        29,866          42,980           25,671
Distributions
  payable............     38,054           8,310,723         454,758       512,500         831,276          613,732
Securities purchased
  payable............         --          67,050,539              --            --              --               --
Other liabilities....      6,925             364,215          29,278        23,706          33,284           18,003

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

F. FEDERAL INCOME TAX INFORMATION:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2003

--------------------------------------------------------------------------------

The tax characteristics of distributions paid to shareholders during the fiscal years ended October 31, 2003 and 2002 were as follows:
--------------------------------------------------------------------------------

                                                         DISTRIBUTIONS                          TOTAL
                                                           PAID FROM       TOTAL TAXABLE    DISTRIBUTIONS
2003                                                    ORDINARY INCOME    DISTRIBUTIONS        PAID*
---------------------------------------------------------------------------------------------------------
Money Market Fund.....................................   $    436,473      $    436,473     $    436,473
ARM Fund..............................................    100,691,032       100,691,032      100,691,032
Ultra Short Fund......................................      6,161,647         6,161,647        6,161,647
Short U.S. Government Fund............................      5,829,192         5,829,192        5,829,192
Intermediate Mortgage Fund............................     10,619,213        10,619,213       10,619,213
U.S. Government Mortgage Fund.........................      6,375,143         6,375,143        6,375,143

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                           DISTRIBUTIONS                          TOTAL
                                                             PAID FROM       TOTAL TAXABLE    DISTRIBUTIONS
2002                                                      ORDINARY INCOME    DISTRIBUTIONS        PAID*
-----------------------------------------------------------------------------------------------------------
Money Market Fund.......................................    $   897,464       $   897,464      $   897,494
ARM Fund................................................     86,292,442        86,292,442       86,292,442
Ultra Short Fund........................................      5,377,314         5,377,314        5,377,314
Short U.S. Government Fund..............................      6,567,581         6,567,581        6,567,581
Intermediate Mortgage Fund..............................      9,610,445         9,610,445        9,610,445
U.S. Government Mortgage Fund...........................      5,044,152         5,044,152        5,044,152

--------------------------------------------------------------------------------
* Total distributions paid differ from the Statement of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2003

--------------------------------------------------------------------------------

As of October 31, 2003 the components of accumulated earnings/(deficit) on a tax basis were as follows:
--------------------------------------------------------------------------------

                                                                                                                        TOTAL
                             UNDISTRIBUTED                                     ACCUMULATED         UNREALIZED        ACCUMULATED
                               ORDINARY       ACCUMULATED    DISTRIBUTIONS     CAPITAL AND        APPRECIATION/       EARNINGS/
                                INCOME         EARNINGS         PAYABLE       OTHER LOSSES**    (DEPRECIATION)***      DEFICIT)
---------------------------------------------------------------------------------------------------------------------------------
Money Market Fund..........   $   38,054      $   38,054      $   (38,054)     $    (14,744)                --       $    (14,744)
ARM Fund...................    5,627,083       5,627,083       (8,310,723)      (45,279,316)        14,584,872        (33,378,084)
Ultra Short Fund...........      462,464         462,464         (454,758)       (3,191,612)         1,224,673         (1,959,233)
Short U.S. Government
  Fund.....................      490,820         490,820         (512,500)       (3,933,308)         1,621,840         (2,333,148)
Intermediate Mortgage
  Fund.....................      841,233         841,233         (831,276)       (8,486,869)         2,233,561         (6,243,351)
U.S. Government Mortgage
  Fund.....................      619,649         619,649         (613,732)       (5,216,229)         1,424,751         (3,785,561)

--------------------------------------------------------------------------------
**For tax purposes at October 31, 2003, the following Funds had capital loss carryforwards. All losses are available to offset future realized capital gains, if any.

FUND                                                            AMOUNT      EXPIRES
-----------------------------------------------------------------------------------
Money Market Fund...........................................  $    14,744    2008
ARM Fund....................................................      819,918    2004
ARM Fund....................................................    1,301,928    2006
ARM Fund....................................................    4,959,047    2007
ARM Fund....................................................    1,824,665    2008
ARM Fund....................................................    2,995,058    2010
ARM Fund....................................................   33,378,700    2011
Ultra Short Fund............................................    1,342,312    2010
Ultra Short Fund............................................    1,849,300    2011
Short U.S. Government Fund..................................    1,966,811    2004
Short U.S. Government Fund..................................      642,561    2007
Short U.S. Government Fund..................................    1,193,651    2008
Short U.S. Government Fund..................................      130,285    2011
Intermediate Mortgage Fund..................................    2,314,129    2004
Intermediate Mortgage Fund..................................      817,175    2007
Intermediate Mortgage Fund..................................    2,029,049    2008
Intermediate Mortgage Fund..................................      312,894    2010
Intermediate Mortgage Fund..................................    3,013,622    2011
U.S. Government Mortgage Fund...............................       29,820    2004
U.S. Government Mortgage Fund...............................      124,825    2005
U.S. Government Mortgage Fund...............................      802,809    2007
U.S. Government Mortgage Fund...............................    2,276,740    2008
U.S. Government Mortgage Fund...............................      181,530    2010
U.S. Government Mortgage Fund...............................    1,800,505    2011

--------------------------------------------------------------------------------
***The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax deferral of losses on wash sales.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2003

--------------------------------------------------------------------------------

G. For the year ended October 31, 2003, purchases and proceeds from sales/maturities of securities, other than short-term investments, were as follows:
--------------------------------------------------------------------------------

                         ADJUSTABLE RATE                     SHORT U.S.
                         MORTGAGE (ARM)     ULTRA SHORT      GOVERNMENT     INTERMEDIATE     U.S. GOVERNMENT
                              FUND              FUND            FUND        MORTGAGE FUND     MORTGAGE FUND
------------------------------------------------------------------------------------------------------------
Purchases..............  $5,854,950,540     $320,647,675    $202,756,331    $384,007,596      $238,209,943
                         ==============     ============    ============    ============      ============
Sales and Maturities...  $4,424,874,037     $326,818,158    $135,036,707    $294,459,991      $149,117,927
                         ==============     ============    ============    ============      ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of the Asset Management Fund:

In our opinion, the accompanying statements of net assets, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Fund, Adjustable Rate Mortgage (ARM) Fund, Ultra Short Fund, Short U.S. Government Fund, Intermediate Mortgage Fund, and the U.S. Government Mortgage Fund (collectively referred to as the "Funds") at October 31, 2003, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
December 19, 2003

--------------------------------------------------------------------------------

                             ASSET MANAGEMENT FUND

                 TRUSTEES AND OFFICERS OF ASSET MANAGEMENT FUND

--------------------------------------------------------------------------------

                                                                                                   NUMBER OF
                               POSITION(S) HELD WITH                                               PORTFOLIOS
                               TRUST, LENGTH OF TIME                                                IN FUND            OTHER
                                SERVED AND TERM OF                                                  COMPLEX       DIRECTORSHIPS(1)
    NAME, ADDRESS AND AGE             OFFICE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OVERSEEN            HELD
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Richard M. Amis..............  Trustee since 1997.    President, First Federal Community Bank          6                None
630 Clarksville Street         Indefinite Term of     since 1984; Director, First Financial Trust
Paris, TX 75460                Office                 Company
Age: 53
Arthur G. De Russo...........  Trustee since 1993.    Retired; Chief Executive Officer, Eastern        6                None
5397 S.E. Major Way            Indefinite Term of     Financial Federal Credit Union Trust Co.,
Stuart, FL 34997               Office                 Inc. from 1974 to 1992
Age: 82
David F. Holland.............  Trustee since 1993     Chairman of the Board, Chief Executive           6                None
17 New England Executive Park  and from 1988 to       Officer and President of BostonFed Bancorp
Burlington, MA 01803           1989. Indefinite Term  Inc.
Age: 62                        of Office
Gerald J. Levy...............  Vice Chairman of the   Chairman and Chief Executive Officer,            6                None
4000 W. Brown Deer Road        Board and Trustee      Guaranty Bank, F.S.B. since 1984
Milwaukee, WI 53209            since 1982.
Age: 71                        Indefinite Term of
                               Office
William A. McKenna, Jr.......  Trustee since 2002.    Chairman and Chief Executive Officer             7          Asset Management
71-02 Forest Avenue            Indefinite Term of     Ridgewood Savings Bank                                       Fund Large Cap
Ridgewood, NY 11385            Office                                                                           Equity Institutional
Age: 67                                                                                                              Fund, Inc.
INTERESTED TRUSTEES(2)
Rodger D. Shay, Sr.(3).......  Chairman of the Board  Chairman and Director of Shay Assets             6                None
1000 Brickell Avenue           and Trustee since      Management, Inc. since August 1997
Miami, FL 33131                1993 and Trustee from
Age: 67                        1985 to 1990.
                               Indefinite Term of
                               Office
Rodger D. Shay, Jr.(3).......  Trustee since 2002.    President, Shay Financial Services, Inc.         6                None
1000 Brickell Avenue           Indefinite Term of     since 1997
Miami, FL 33131                Office
Age: 44
OFFICERS
Edward E. Sammons, Jr. ......  President since 1998.  President of Shay Assets Management, Inc.                         None
230 West Monroe Street         Term of Office         since August 1997
Chicago, IL 60606              Expires 2004
Age: 64

--------------------------------------------------------------------------------
                             ASSET MANAGEMENT FUND

           TRUSTEES AND OFFICERS OF ASSET MANAGEMENT FUND (CONTINUED)

                                                                                                   NUMBER OF
                               POSITION(S) HELD WITH                                               PORTFOLIOS
                               TRUST, LENGTH OF TIME                                                IN FUND            OTHER
                                SERVED AND TERM OF                                                  COMPLEX       DIRECTORSHIPS(1)
    NAME, ADDRESS AND AGE             OFFICE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   OVERSEEN            HELD
------------------------------------------------------------------------------------------------------------------------------------
Robert T. Podraza............  Vice President and     Vice President of Shay Assets Management,                         None
230 West Monroe Street         Assistant Treasurer    Inc. since 1990
Chicago, IL 60606              since 1998. Term of
Age: 59                        Office Expires 2004
Trent Statczar...............  Treasurer since 2002.  Vice President, Director and Manager, BISYS                       None
3435 Stelzer Road              Term of Office         Fund Services Ohio, Inc. from 1993-present
Columbus, OH 43219             Expires 2004
Age: 32
Daniel K. Ellenwood..........  Secretary since 1998.  Secretary of the Fund since April 1998;                           None
230 West Monroe Street         Term of Office         Operations Manager, Shay Assets Management,
Chicago, IL 60606              Expires 2004           Inc. since November 1997
Age: 34
Christine A. Cwik............  Assistant Secretary    Executive Secretary, Shay Assets                                  None
230 West Monroe Street         since 1999. Term of    Management, Inc. since February 1999;
Chicago, IL 60606              Office Expires 2004    Executive Secretary, Shay Investment
Age: 54                                               Services, Inc. from April 1997 to February
                                                      1999
Alaina Metz..................  Assistant Secretary    Chief Admin. Officer, BISYS Fund Services                         None
3435 Stelzer Road              since 1999 and         Ohio, Inc. from June 1995- present
Columbus, OH 43219             Assistant Treasurer
Age: 36                        since 2002. Term of
                               Office Expires 2004

--------------------------------------------------------------------------------
(1) Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

(2) A trustee is an "interested person" of the Trust under the 1940 Act because he holds certain positions with the Trust's Distributor and/or Investment Adviser and because of his financial interest in Shay Investment Services, Inc., parent company of the Trust's Investment Adviser, Shay Assets Management, Inc., and Distributor, Shay Financial Services, Inc.

(3) Rodger D. Shay, Jr., Trustee, is the son of Rodger D. Shay, Sr., Chairman of the Board of Trustees and Trustee.

(4) The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling 800-527-3713.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GENERAL INFORMATION
--------------------------------------------------------------------------------
For general information about any of the Portfolios offered by Asset Management Fund including fees and expenses, please send for a prospectus and read it carefully before you invest.

SHAY FINANCIAL SERVICES, INC.
230 West Monroe Street/Chicago, IL 60606
800-527-3713

1000 Brickell Avenue/Miami, FL 33131
800-327-6190

83 East Avenue/Norwalk, CT 06851
800-456-8232

8500 Freeport Parkway South, Irving TX 75063
800-442-9825

4001 Stonewood Drive/Wexford, PA 15090
800-224-5177

350 Springfield Avenue/Summit, NJ 07091
800-553-6159

--------------------------------------------------------------------------------
ACCOUNT INFORMATION
--------------------------------------------------------------------------------
To obtain performance data and other account information, call toll free 800-527-3713.

                                     NOTES

                                     NOTES

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DISTRIBUTOR
Shay Financial Services, Inc.
230 West Monroe Street
Chicago, IL 60606

INVESTMENT ADVISER
Shay Assets Management, Inc.
230 West Monroe Street
Chicago, IL 60606

ADMINISTRATOR AND TRANSFER AGENT
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219

LEGAL COUNSEL
Vedder, Price, Kaufman & Kammholz, P.C.
222 North LaSalle Street
Chicago, IL 60601

CUSTODIAN
The Bank of New York
100 Church Street, 10th Fl.
New York, NY 10286

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
100 East Broad Street, Suite 2100
Columbus, OH 43215

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

     THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THIS CODE OF ETHICS IS INCLUDED AS EXHIBIT 10 (a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                  (i) Has at least one audit committee financial expert serving on its audit committee; or

                  (ii) Does not have an audit committee financial expert serving on its audit committee.

              (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                  (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                  (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

              (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1) THE REGISTRANT'S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.
3(a)(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS DAVID F. HOLLAND. HE IS AN INDEPENDENT TRUSTEE.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.
         (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

             (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER DECEMBER 15, 2003.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
         (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.
         (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

ITEM 9. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

IN THE OPINION OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER, BASED ON THEIR EVALUATION, THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE (i) THAT MATERIAL INFORMATION RELATING TO THE REGISTRANT, INCLUDING ITS CONSOLIDATED SUBSIDIARIES, IS MADE KNOWN TO THEM BY OTHERS WITHIN THOSE ENTITIES, PARTICULARLY DURING THE PERIOD IN WHICH THIS REPORT IS BEING PREPARED; AND (ii) THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S SECOND FISCAL HALF-YEAR THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 10. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

THE CODE OF ETHICS THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2 IS ATTACHED HERETO.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

         (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.



                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Asset Management Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Trent M. Statczar    Trent M. Statczar, Treasurer
                         -------------------------------------------------------

Date    12/24/03
    ----------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Trent M. Statczar    Trent M. Statczar, Treasurer
                         -------------------------------------------------------

Date    12/24/03
    ----------------

By (Signature and Title)*  /s/ Edward E. Sammons, Jr.          Edward E. Sammons, Jr., President
                         -------------------------------------------------------------------------

Date   12/24/03
    ----------------


*Print the name and title of each signing officer under his or her signature.